Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Summary of the Major Related Parties and their Relationships
The table below sets forth the major related parties and their relationships with the Group as at June 30, 2026

Name of related parties	Relationship with the Group
Tencent and its subsidiaries other than the entities controlled by the Group (“Tencent Group”)	The Company’s principal owner

Disclosure of Transactions Between Related Parties
For the six months ended June 30, 2025 and 2026, significant related party transactions were as follows:

	Six months ended June 30,
	2025 RMB’million	2026 RMB’million
Revenue
Music related services to Tencent Group (note i)	119	229
Music related services to the Company’s associates and associates of Tencent Group	249	232
Social entertainment services and others to Tencent Group, the Company’s associates and associates of Tencent Group	29	33
Expenses
Service cost to Tencent Group	359	369
Service cost to the Company’s associates and associates of Tencent Group	625	819
Other costs and expenses to Tencent Group (note ii)	622	624
Other costs and expenses to the Company’s associates and associates of Tencent Group	148	106
Note i: Primarily include revenues from online advertising and membership services provided to Tencent Group pursuant
to the Business Cooperation Agreement, which was renewed in August 2023.
Note ii: Primarily include advertising fees charged by Tencent Group for our advertising services sold through Tencent Group.
These related party transactions were conducted at prices and terms as agreed by the respective parties involved.
Note iii: During the six months ended June 30, 2026, the Group completed acquisition of Ximalaya (Note 25), which is one of the existing investee companies accounted for as financial assets at fair value through profit or loss of Tencent Group. The Group paid total consideration of approximately RMB
1,071
m
illion, consisting of cash consideration and Class A Ordinary Shares, to certain subsidiaries of Tencent Group.

Summary of Balance with Related Parties
(b)	Balances with related parties

	As at
	December 31, 2025 RMB’million	June 30, 2026 RMB’million
Included in accounts receivable from related parties:
Tencent Group (note)	2,249	2,222
The Company’s associates and associates of Tencent Group	60	68
Included in prepayments, deposits and other assets from related parties:
Tencent Group	78	48
The Company’s associates and associates of Tencent Group	981	485
Included in accounts payable to related parties:
Tencent Group	595	476
The Company’s associates and associates of Tencent Group	232	204
Included in other payables and accruals to related parties:
Tencent Group	90	104
The Company’s associates and associates of Tencent Group	26	187
Note: The balance is mainly arising from user payments collected through various payment channels of Tencent Group pursuant to the Business Cooperation Agreement that renewed in August 2023.

Disclosure of Information About Key Management Personnel
(c)	Key management personnel compensation

	Six months ended June 30,
	2025 RMB’million	2026 RMB’million
Short-term employee benefits	24	24
Share-based compensation	48	39

	72	63